Summary of Significant Accounting Policies (Policies)	6 Months Ended
Jun. 30, 2020
Accounting Policies [Abstract]
Basis of presentation

Basis of presentation: The accompanying interim condensed consolidated financial statements are unaudited, but, in the opinion of management, reflect all adjustments for a fair statement of Navios Partners’ consolidated balance sheets, statement of partner’s capital, statements of operations and cash flows for the periods presented. The results of operations for the interim periods are not necessarily indicative of results for the full year. The footnotes are condensed as permitted by the requirements for interim financial statements and accordingly, do not include information and disclosures required under United States generally accepted accounting principles (“U.S. GAAP”) for complete financial statements. All such adjustments are deemed to be of a normal recurring nature. These interim financial statements should be read in conjunction with the Company’s consolidated financial statements and notes included in Navios Partners’ Annual Report for the year ended December 31, 2019 filed on Form 20-F with the U.S. Securities and Exchange Commission (“SEC”).

Reverse Stock Split:

On April 25, 2019, the Company’s unitholders approved a 1-for-15 reverse stock split of the Company’s outstanding common and general partner units, which was effected on May 21, 2019. The effect of the reverse stock split was to combine each 15 shares of outstanding units into one new share, with no change in authorized shares or per value per share, and to reduce the number of common units outstanding from approximately 164.7 million units to approximately 11.0 million units. 983 common units were issued in connection with the reverse stock split. All issued and outstanding common units contained in the financial statements, in accordance with Staff Accounting Bulletin Topic 4C, have been retroactively adjusted to reflect the reverse split for all periods presented.

Principles of consolidation

Principles of consolidation: The accompanying interim condensed consolidated financial statements include Navios Partners’ wholly owned subsidiaries incorporated under the laws of Marshall Islands, Malta, and Liberia from their dates of incorporation or, for chartered-in vessels, from the dates charter-in agreements were in effect. All significant inter-company balances and transactions have been eliminated in Navios Partners’ interim condensed consolidated financial statements.

Navios Partners also consolidates entities that are determined to be variable interest entities (“VIE”) as defined in the accounting guidance, if it determines that it is the primary beneficiary. A VIE is defined as a legal entity where either (i) equity interest holders as a group lack the characteristics of a controlling financial interest, including decision making ability and an interest in the entity’s residual risks and rewards, (ii) the equity holders have not provided sufficient equity investment to permit the entity to finance its activities without additional subordinated financial support, or (iii) the voting rights of some investors are not proportional to their obligations to absorb the expected losses of the entity, their rights to receive the expected residual returns of the entity, or both and substantially all of the entity’s activities either involve or are conducted on behalf of an investor that has disproportionately few voting rights.

Based on internal forecasts and projections that take into account reasonably possible changes in our trading performance, management believes that the Company has adequate financial resources to continue in operation and meet its financial commitments, including but not limited to capital expenditures and debt service obligations, for a period of at least twelve months from the date of issuance of these consolidated financial statements. Accordingly, the Company continues to adopt the going concern basis in preparing its financial statements.

Subsidiaries: Subsidiaries are those entities in which Navios Partners has an interest of more than one half of the voting rights or otherwise has power to govern the financial and operating policies of the entity.

The accompanying interim condensed consolidated financial statements include the following entities:

Company name	Vessel name	Country of incorporation	2020	2019
Libra Shipping Enterprises Corporation(1)	Navios Libra II	Marshall Is.	1/01 – 06/30	1/01 – 06/30
Alegria Shipping Corporation	Navios Felicity	Marshall Is.	1/01 – 06/30	1/01 – 06/30
Felicity Shipping Corporation(2)	Navios Gemini S	Marshall Is.	1/01 – 06/30	1/01 – 06/30
Gemini Shipping Corporation(3)	Navios Gemini S	Marshall Is.	1/01 – 06/30	1/01 – 06/30
Galaxy Shipping Corporation(4)	Navios Galaxy I	Marshall Is.	1/01 – 06/30	1/01 – 06/30
Aurora Shipping Enterprises Ltd.	Navios Hope	Marshall Is.	1/01 – 06/30	1/01 – 06/30
Palermo Shipping S.A.(5)	Navios Apollon	Marshall Is.	1/01 – 06/30	1/01 – 06/30
Fantastiks Shipping Corporation(12)	Navios Fantastiks	Marshall Is.	1/01 – 06/30	1/01 – 06/30
Sagittarius Shipping Corporation(12)	Navios Sagittarius	Marshall Is.	1/01 – 06/30	1/01 – 06/30
Hyperion Enterprises Inc.	Navios Hyperion	Marshall Is.	1/01 – 06/30	1/01 – 06/30
Chilali Corp.	Navios Aurora II	Marshall Is.	1/01 – 06/30	1/01 – 06/30
Surf Maritime Co.	Navios Pollux	Marshall Is.	1/01 – 06/30	1/01 – 06/30
Pandora Marine Inc.	Navios Melodia	Marshall Is.	1/01 – 06/30	1/01 – 06/30
Customized Development S.A.	Navios Fulvia	Liberia	1/01 – 06/30	1/01 – 06/30
Kohylia Shipmanagement S.A.	Navios Luz	Marshall Is.	1/01 – 06/30	1/01 – 06/30
Orbiter Shipping Corp.	Navios Orbiter	Marshall Is.	1/01 – 06/30	1/01 – 06/30
Floral Marine Ltd.	Navios Buena Ventura	Marshall Is.	1/01 – 06/30	1/01 – 06/30
Golem Navigation Limited	Navios Soleil	Marshall Is.	1/01 – 06/30	1/01 – 06/30
Kymata Shipping Co.	Navios Helios	Marshall Is.	1/01 – 06/30	1/01 – 06/30
Joy Shipping Corporation	Navios Joy	Marshall Is.	1/01 – 06/30	1/01 – 06/30
Micaela Shipping Corporation	Navios Harmony	Marshall Is.	1/01 – 06/30	1/01 – 06/30
Pearl Shipping Corporation	Navios Sun	Marshall Is.	1/01 – 06/30	1/01 – 06/30
Velvet Shipping Corporation	Navios La Paix	Marshall Is.	1/01 – 06/30	1/01 – 06/30
Perigiali Navigation Limited(12)	Navios Beaufiks	Marshall Is.	1/01 – 06/30	1/01 – 06/30
Finian Navigation Co.(12)	Navios Ace	Marshall Is.	1/01 – 06/30	1/01 – 06/30
Ammos Shipping Corp.	Navios Prosperity I	Marshall Is.	1/01 – 06/30	1/01 – 06/30
Wave Shipping Corp.	Navios Libertas	Marshall Is.	1/01 – 06/30	1/01 – 06/30
Casual Shipholding Co.(12)	Navios Sol	Marshall Is.	1/01 – 06/30	1/01 – 06/30
Avery Shipping Company	Navios Symphony	Marshall Is.	1/01 – 06/30	1/01 – 06/30
Coasters Ventures Ltd.	Navios Christine B	Marshall Is.	1/01 – 06/30	1/01 – 06/30
Ianthe Maritime S.A.	Navios Aster	Marshall Is.	1/01 – 06/30	1/01 – 06/30
Rubina Shipping Corporation	Hyundai Hongkong	Marshall Is.	1/01 – 06/30	1/01 – 06/30
Topaz Shipping Corporation	Hyundai Singapore	Marshall Is.	1/01 – 06/30	1/01 – 06/30
Beryl Shipping Corporation	Hyundai Tokyo	Marshall Is.	1/01 – 06/30	1/01 – 06/30
Cheryl Shipping Corporation	Hyundai Shanghai	Marshall Is.	1/01 – 06/30	1/01 – 06/30
Christal Shipping Corporation	Hyundai Busan	Marshall Is.	1/01 – 06/30	1/01 – 06/30
Dune Shipping Corp.(6)	MSC Cristina	Marshall Is.	1/01 – 06/30	1/01 – 06/30
Citrine Shipping Corporation	—	Marshall Is.	1/01 – 06/30	1/01 – 06/30
Cavalli Navigation Inc.	—	Marshall Is.	1/01 – 06/30	1/01 – 06/30
Seymour Trading Limited	Navios Altair I	Marshall Is.	1/01 – 06/30	1/01 – 06/30
Goldie Services Company	Navios Symmetry	Marshall Is.	1/01 – 06/30	1/01 – 06/30
Andromeda Shiptrade Limited	Navios Apollon I	Marshall Is.	1/01 – 06/30	1/01 – 06/30
Esmeralda Shipping Corporation	Navios Sphera	Marshall Is.	1/01 – 06/30	1/01 – 06/30
Triangle Shipping Corporation	Navios Mars	Marshall Is.	1/01 – 06/30	1/01 – 06/30
Oceanus Shipping Corporation(7)	Castor N	Marshall Is.	1/01 – 06/30	—
Cronus Shipping Corporation(7)	Protostar N	Marshall Is.	1/01 – 06/30	—
Leto Shipping Corporation(7)	Esperanza N	Marshall Is.	1/01 – 06/30	—
Dionysus Shipping Corporation(7)	Harmony N	Marshall Is.	1/01 – 06/30	—
Prometheus Shipping Corporation(7)	Solar N	Marshall Is.	1/01 – 06/30	—
Camelia Shipping Inc.(8)	Navios Camelia	Marshall Is.	1/01 – 06/30	—
Anthos Shipping Inc.(8)	Navios Anthos	Marshall Is.	1/01 – 06/30	—
Azalea Shipping Inc.(8)	Navios Azalea	Marshall Is.	1/01 – 06/30	—
Amaryllis Shipping Inc.(8)	Navios Amaryllis	Marshall Is.	1/01 – 06/30	—
Zaffre Shipping Corporation(13)	Serenitas N	Marshall Is.	06/29– 06/30	—
Wenge Shipping Corporation(13)	Joie N	Marshall Is.	06/29– 06/30	—
Sunstone Shipping Corporation(13)	Copernicus N	Marshall Is.	06/29– 06/30	—
Fandango Shipping Corporation(13)	Unity N	Marshall Is.	06/29– 06/30	—
Flavescent Shipping Corporation(13)	Odysseus N	Marshall Is.	06/29– 06/30	—

Bareboat Chartered-in vessels
Cavos Navigation Co.(9)	Navios Libra	Marshall Is.	1/01 – 06/30	1/01 – 06/30
Perivoia Shipmanagement Co.(10)	Navios TBN1	Marshall Is.	1/01 – 06/30	—
Pleione Management Limited(10)	Navios TBN2	Marshall Is.	1/01 – 06/30	—

Other
Prosperity Shipping Corporation	—	Marshall Is.	1/01 – 06/30	1/01 – 06/30
Aldebaran Shipping Corporation	—	Marshall Is.	1/01 – 06/30	1/01 – 06/30
JTC Shipping and Trading Ltd.(11)	Holding Company	Malta	1/01 – 06/30	1/01 – 06/30
Navios Maritime Partners L.P.	N/A	Marshall Is.	1/01 – 06/30	1/01 – 06/30
Navios Maritime Operating LLC.	N/A	Marshall Is.	1/01 – 06/30	1/01 – 06/30
Navios Partners Finance (US) Inc.	Co-Borrower	Delaware	1/01 – 06/30	1/01 – 06/30
Navios Partners Europe Finance Inc.	Sub-Holding Company	Marshall Is.	1/01 – 06/30	1/01 – 06/30

(1)	The vessel was sold on December 14, 2018.

(2)	The vessel was sold on December 4, 2018.

(3)	The vessel was sold on December 21, 2017.

(4)	The vessel was sold on April 23, 2019 (see Note 4 – Vessels, net).

(5)	The vessel was sold on April 21, 2017.

(6)	The vessel was sold on January 12, 2017.

(7)	The vessels were acquired on December 13, 2019, following the liquidation of Navios Europe I (see Note 4 – Vessels, net).

(8)	The vessels were acquired on December 16, 2019 (see Note 4 – Vessels, net).

(9)	The vessel was delivered on July 24, 2019 (see Note 18 – Leases).

(10)	The vessels are expected to be delivered by first half of 2021 (see Note 11 – Commitments and Contingencies).

(11)	Not a vessel-owning subsidiary and only holds right to charter-in contracts.

(12)	Vessels under the sale and leaseback transaction (see Note 18 – Leases).
(13)	The vessels were acquired on June 29, 2020, following the liquidation of Navios Europe II (see Note 4 – Vessels, net).

Investments in Affiliates: Affiliates are entities over which the Company generally has between 20% and 50% of the voting rights, or over which the Company has significant influence, but it does not exercise control. Investments in these entities are accounted for under the equity method of accounting. Under this method, the Company records an investment in the stock of an affiliate at cost, and adjusts the carrying amount for its share of the earnings or losses of the affiliate subsequent to the date of investment and reports the recognized earnings or losses in income. Dividends received from an affiliate reduce the carrying amount of the investment. The Company recognizes gains and losses in earnings for the issuance of shares by its affiliates, provided that the issuance of such shares qualifies as a sale of such shares. When the Company’s share of losses in an affiliate equals or exceeds its interest in the affiliate, the Company does not recognize further losses, unless the Company has incurred obligations or made payments on behalf of the affiliate.

Affiliates included in the financial statements accounted for under the equity method: In the consolidated financial statements of Navios Partners, the following entities are included as affiliates and are accounted for under the equity method for such periods: (i) Navios Containers and its subsidiaries (ownership interest as of June 30, 2020 was 33.5%); (ii) Navios Europe I and its subsidiaries, for the comparative period as the entity was liquidated on December 13, 2019; and (iii) Navios Europe II and its subsidiaries through the date of its liquidation on June 29, 2020, with an ownership interest of 5% (see Notes 12 and 14). ten

Navios Partners evaluates its investments in Navios Europe II (until its liquidation) and Navios Containers for other than temporary impairment (“OTTI”) on a quarterly basis. Consideration is given to: (i) the length of time and the extent to which the fair value has been less than the carrying value; (ii) the financial condition and near-term prospects of Navios Containers; and (iii) the intent and ability of the Company to retain its investment in Navios Containers, for a period of time sufficient to allow for any anticipated recovery in fair value (see Note 14 – Investment in Affiliates).

Revenue and Expense Recognition

Revenue and Expense Recognition: On January 1, 2018, the Company adopted the provisions of ASC 606 “Revenue from Contracts with Customers” using the modified retrospective approach. In doing so, the Company makes judgments including identifying performance obligations in the contract, estimating the amount of variable consideration to include in the transaction price, and allocating the transaction price to each performance obligation. Revenue is recognized when (or as) the Company transfers promised goods or services to its customers in amounts that reflect the consideration to which the company expects to be entitled to in exchange for those goods or services, which occurs when (or as) the Company satisfies its contractual obligations and transfers control of the promised goods or services to its customers. Revenues are recognized to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. In determining the appropriate amount of revenue to be recognized as it fulfills its obligations under its agreements, the Company performs the following steps: (i) identification of the promised goods or services in the contract; (ii) determination of whether the promised goods or services are performance obligations, including whether they are distinct in the context of the contract; (iii) measurement of the transaction price, including the constraint on variable consideration; (iv) allocation of the transaction price to the performance obligations based on estimated selling prices; and (v) recognition of revenue when (or as) the Company satisfies each performance obligation.

The Company has elected to early adopt the requirements of ASU 2016-02 effective January 1, 2018, using the modified retrospective method which is consistent with the approach the Company has elected under the new revenue standard, and elected to apply the additional optional transition method along with the following practical expedients: a package of practical expedients which does not require the Company to reassess: (1) whether any expired or existing contracts are or contain leases; (2) lease classification for any expired or existing leases; and (3) whether initial direct costs for any expired or existing leases would qualify for capitalization under ASC 842.

The Company’s contract revenues from time chartering and pooling arrangements are governed by ASU 2016-02 (ASC 842) “Leases”. Upon adoption of ASC 606 and ASC 842, the timing and recognition of earnings from the pool arrangements and time charter contracts to which the Company is party did not change from previous practice. The Company has determined to recognize lease revenue as a combined single lease component for all time charters (operating leases) as the related lease component and non lease components will have the same timing and pattern of the revenue recognition of the combined single lease component. The performance obligations in a time charter contract are satisfied over term of the contract beginning when the vessel is delivered to the charterer until it is redelivered back to the Company. As a result of the adoption of these standards, there was no effect on the Company’s retained earnings, as at January 1, 2018.

Revenue from time chartering

Revenues from time chartering of vessels are accounted for as operating leases and are thus recognized on a straight line basis as the average lease revenue over the rental periods of such charter agreements, as service is performed. A time charter involves placing a vessel at the charterers’ disposal for a period of time during which the charterer uses the vessel in return for the payment of a specified daily hire rate. Short period charters for less than three months are referred to as spot-charters. Charters extending three months to a year are generally referred to as medium-term charters. All other charters are considered long-term. Under time charters, operating costs such as for crews, maintenance and insurance are typically paid by the owner of the vessel. Revenue from time chartering of vessels amounted to $45,679 and $45,450 for the three month periods ended June 30, 2020 and 2019, respectively. Revenue from time chartering of vessels amounted to $91,328 and $88,979 for the six month periods ended June 30, 2020 and 2019, respectively.

Revenue from voyage contracts

The Company’s revenues earned under voyage contracts (revenues for the transportation of cargo) were previously recognized ratably over the estimated relative transit time of each voyage. A voyage was deemed to commence when a vessel was available for loading and was deemed to end upon the completion of the discharge of the current cargo. Estimated losses on voyages are provided for in full at the time such losses become evident. Under a voyage charter, a vessel is provided for the transportation of specific goods between specific ports in return for payment of an agreed upon freight per ton of cargo. Upon adoption of ASC 606, the Company recognizes revenue ratably from port of loading to when the charterer’s cargo is discharged as well as defer costs that meet the definition of “costs to fulfill a contract” and relate directly to the contract. During 2017, no freight voyage existed and therefore, there was no impact on the Company’s retained earnings as at January 1, 2018. Revenue from voyage contracts amounted to $306 and $3,808 for the six month periods ended June 30, 2020 and 2019, respectively.

Pooling arrangements

For vessels operating in pooling arrangements, the Company earns a portion of total revenues generated by the pool, net of expenses incurred by the pool. The amount allocated to each pool participant vessel, including the Company’s vessels, is determined in accordance with an agreed-upon formula, which is determined by points awarded to each vessel in the pool based on the vessel’s age, design and other performance characteristics. Revenue under pooling arrangements is accounted for as variable rate operating leases on the accrual basis and is recognized when an agreement with the pool exists, price is fixed, service is provided and the collectability is reasonably assured. The allocation of such net revenue may be subject to future adjustments by the pool however, such changes are not expected to be material. The Company recognizes net pool revenue on a monthly and quarterly basis, when the vessel has participated in a pool during the period and the amount of pool revenue can be estimated reliably based on the pool report. Revenue from vessels operating in pooling arrangements amounted to $1,405 and $1,776 for the six month periods ended June 30, 2020 and 2019, respectively.

Revenue from profit-sharing

Profit-sharing revenues are calculated at an agreed percentage of the excess of the charterer’s average daily income (calculated on a quarterly or half-yearly basis) over an agreed amount and accounted for on an accrual basis based on provisional amounts and for those contracts that provisional accruals cannot be made due to the nature of the profit sharing elements, these are accounted for on the actual cash settlement or when such revenue becomes determinable. Profit sharing revenue amounted to $0 for each of the six month periods ended June 30, 2020 and 2019.

Revenues are recorded net of address commissions. Address commissions represent a discount provided directly to the charterers based on a fixed percentage of the agreed upon charter or freight rate. Since address commissions represent a discount (sales incentive) on services rendered by the Company and no identifiable benefit is received in exchange for the consideration provided to the charterer, these commissions are presented as a reduction of revenue.

Recent Accounting Pronouncements

Recent Accounting Pronouncements:

In March 2020, the FASB issued ASU 2020-4, “Reference Rate Reform (Topic 848)” (“ASU 2020-4”), which provides optional guidance intended to ease the potential burden in accounting for the expected discontinuation of LIBOR as a reference rate in the financial markets. The guidance can be applied to modifications made to certain contracts to replace LIBOR with a new reference rate. The guidance, if elected, will permit entities to treat such modifications as the continuation of the original contract, without any required accounting reassessments or remeasurements. The ASU 2020-4 was effective for the Company beginning on March 12, 2020 and the Company will apply the amendments prospectively through December 31, 2022. There was no impact to the Company’s unaudited condensed consolidation financial statements as a result of adopting this standard update. Currently, the Company has various contracts that reference LIBOR and is assessing how this standard may be applied to specific contract modifications.

 In October 2018, the Financial Accounting Standards Board (“FASB”) issued ASU 2018-17, Consolidation (Topic 810): “Targeted Improvements to Related Party Guidance for Variable Interest Entities” (“ASU 2018-17”). ASU 2018-17 provides that indirect interests held through related parties in common control arrangements should be considered on a proportional basis for determining whether fees paid to decision makers and service providers are variable interests. This is consistent with how indirect interests held through related parties under common control are considered for determining whether a reporting entity must consolidate a VIE. For public business entities the amendments are effective for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. Early adoption is permitted. The adoption of this new accounting guidance did not have a material effect on the Company’s consolidated financial statements.

In August 2018, FASB issued ASU 2018-13, “Fair Value Measurement (Topic 820): Disclosure Framework-Changes to the Disclosure Requirements for Fair Value Measurement”. This update modifies the disclosure requirements on fair value measurements. ASU 2018-13 is effective for fiscal years beginning after December 15, 2019, and earlier adoption is permitted. The adoption of this new accounting guidance did not have a material effect on the Company’s consolidated financial statements.

In June 2016, FASB issued ASU No. 2016-13, “Financial Instruments-Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments”. This standard requires entities to measure all expected credit losses of financial assets held at a reporting date based on historical experience, current conditions, and reasonable and supportable forecasts in order to record credit losses in a more timely manner. ASU 2016-13 also amends the accounting for credit losses on available-for-sale debt securities and purchased financial assets with credit deterioration. The standard is effective for interim and annual reporting periods beginning after December 15, 2019, although early adoption is permitted for interim and annual periods beginning after December 15, 2018. In November 2018, FASB issued ASU 2018-19 “Codification Improvements to topic 326, Financial Instruments-Credit Losses”. The amendments in this update clarify that operating lease receivables are not within the scope of ASC 326-20 and should instead be accounted for under the new leasing standard, ASC 842. In April 2019, FASB issued ASU 2019-04 “Codification Improvements to topic 326, Financial Instruments-Credit Losses, Topic 815, Derivatives and Hedging, and Topic 825, Financial Instruments”. In May 2019, FASB issued ASU 2019-05, “Financial Instruments-Credit Losses (Topic 326): Targeted Transition Relief”. The amendments in this update provide entities that have certain instruments within the scope of Subtopic 326-20, Financial Instruments-Credit Losses-Measured at Amortized Cost, with an option to irrevocably elect the fair value option in Subtopic 825-10, Financial Instruments-Overall, applied on an instrument-by-instrument basis for eligible instruments, upon adoption of Topic 326. The fair value option election does not apply to held-to-maturity debt securities. An entity that elects the fair value option should subsequently apply the guidance in Subtopics 820-10, Fair Value Measurement-Overall, and 825-10. In November 2019, FASB issued ASU No. 2019-11, Codification Improvements to Topic 326, Financial Instruments-Credit Losses. This update introduced an expected credit loss model for the impairment of financial assets measured at amortized cost basis. That model replaces the probable, incurred loss model for those assets. The standard is effective for interim and annual reporting periods beginning after December 15, 2019. The Company has assessed all the expected credit losses of its financial assets and the adoption of this ASU did not have a material impact on the Company’s consolidated financial statements.